DEI Document (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Entity Registrant Name	OMNICARE INC
Entity Central Index Key	0000353230
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		99,783,508
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 4,900,156,266